Capital Management (Details) $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Capital Management [Abstract]
Long-term debt	$ 1,441.5	$ 1,970.2	$ 2,259.6
Adjusted working capital (surplus) deficiency	(95.1)	201.6
Unrealized foreign exchange on translation of US dollar long-term debt	(191.7)	(166.8)
Net debt	1,154.7	2,005.0
Shareholders’ equity	6,493.4	5,405.3	$ 2,822.8
Total capitalization	$ 7,648.1	$ 7,410.3
Net debt to adjusted cash flow from operations ratio	0.5	1.4